Other Income - Schedule of Other Income (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Other Income [Line Items]
Government subsidies	[1]			$ 638,400
Exchange difference on foreign currency translation		529,211	67,502
Bad debt recovered				96,969
Gain on deconsolidation of subsidiaries		12,142,061	1,548,732
Advertising fee income		152,225	19,416
Management fee income		290,000	36,990
Waive of accounts payable		253,790	32,371
Others		15,653	1,997	42,886	1,800
Total		13,483,967	1,719,894	967,218	41,800
Winner Logistics Solution Limited (WSL) [Member]
Schedule of Other Income [Line Items]
Loan interest income				40,000	40,000
Tech Season Limited ("TSL”) [Member]
Schedule of Other Income [Line Items]
Loan interest income		$ 101,027	$ 12,886	$ 148,963

[1]	For the year ended March 31, 2025, the government subsidies were granted by the Construction Innovation and Technology Fund (“CITF”) established by the Development Bureau (“DEVB”) of Hong Kong Government to provide financial support to enterprises in Hong Kong construction industry. There were no unfulfilled conditions nor other contingencies attached to the CITF funding.